Investment Strategy - New Lantern Risk Managed Equity ETF	Nov. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation from exposure to U.S. equity securities with lower volatility than the broader U.S. equity market through the use of derivative instruments. The Fund’s portfolio consists of an equity sleeve and a derivatives sleeve, which are each described below. The equity sleeve is intended to provide the Fund with broad exposure to the U.S. large-capitalization equity market. The derivatives sleeve is intended to reduce the effect on the Fund of significant declines in that market, but also limits the extent to which the Fund participates in market gains.
Investment Research Partners, LLC d/b/a New Lantern Advisors (“New Lantern”) serves as the investment sub-adviser to the Fund and is responsible for determining the Fund’s investments, including the Fund’s overall exposure to the U.S. equity market and the parameters of its risk management program. Arin Risk Advisors, LLC (“Arin”) serves as a trading sub-adviser to the Fund and is responsible for implementing New Lantern’s investment decisions, including by selecting the specific derivatives instruments and their terms (e.g., the strike prices and expiration dates of options contracts) and executing the Fund’s derivatives transactions, in each case to give effect to the exposure determinations made by New Lantern.
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, other ETFs that, in turn, invest at least 80% of their assets in equity securities (“Equity ETFs”), or derivative instruments that reference equity securities or an Equity ETF.
Equity Sleeve
The equity sleeve is designed to provide the Fund with broad exposure to the U.S. large-capitalization equity market. Under normal circumstances, the equity sleeve represents substantially all of the Fund’s net assets.
New Lantern may obtain this exposure by investing in one or more ETFs that principally invest in large-capitalization U.S. equities, by investing directly in the common stock of large-capitalization U.S. companies, through options or futures contracts that reference large-capitalization U.S. equities, or through a combination of these approaches. New Lantern selects among these approaches based on its assessment of a variety of factors, including cost, efficiency, expected tracking error to the broader U.S. equity market, and the tax consequences to the Fund. New Lantern does not attempt to outperform the U.S. equity market through security selection within the equity sleeve; the equity sleeve is intended to deliver a return roughly similar to that of the U.S. large-capitalization equity market, which the derivatives sleeve then modifies. The Fund’s return may be greater or less than that of the broader market.
New Lantern will sell or reduce a position in the equity sleeve to restore the sleeve’s intended exposure following significant market movements, to raise cash needed to settle derivatives transactions or meet the Fund’s other obligations, or when New Lantern determines that a different investment would be more beneficial to the Fund.
Derivatives Sleeve
The Fund’s derivatives sleeve is principally implemented through a “collar” strategy. A collar is created by simultaneously purchasing put options and selling (writing) call options on the same reference asset, such as an index or ETF that seeks to track the returns of the large-capitalization U.S. equity market. An options contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset or instrument at an agreed-upon price (commonly known as the “strike price”) at a specified future date. The options comprising the collar will reference the same asset or index to which the Fund’s equity sleeve is exposed — either an ETF or common stock the Fund holds directly or the index or other reference asset underlying the options or futures contracts through which the Fund has established that exposure.
The purchased put options give the Fund the right to receive a cash payment if the price of the reference asset falls below the put option’s strike price, which is intended to offset a portion of the losses the Fund would otherwise experience in its equity sleeve during a significant market decline. The strike prices of the purchased puts are generally set below the level of the reference asset at the time of purchase, which means the Fund is exposed to declines in the reference asset down to the put strike price before this protection begins.
The written call options obligate the Fund to make a cash payment if the reference asset rises above the call option’s strike price, which limits the Fund’s participation in market gains above that level. In exchange for accepting this limitation, the Fund receives a cash premium. Strike prices for the written calls are selected with the objective that the premium received will approximately offset the premium paid for the purchased puts, so that the collar can be established at little or no net cost to the Fund. There is no assurance that this objective will be achieved, and the Fund may pay a net premium to establish or maintain the collar.
The Fund’s options positions are generally established in a series of staggered tranches with varying sizes and with different expiration dates, having an aggregate notional value that generally approximates a substantial majority of the Fund’s net assets. Individual tranches are closed and replaced (“rolled”) on a staggered basis with new strike prices and a new expiration date selected based on the level of the reference asset at that time.
The Fund may also use futures contracts, either in addition to or in place of options, to obtain, adjust, or reduce its exposure to the U.S. equity market. A futures contract is an agreement to buy or sell a particular asset, or to make or receive a cash payment based on the value of an index, at a specified price on a specified future date. The Fund will select among options, futures contracts, and combinations of the two based on its assessment of which instruments will achieve the Fund’s intended market exposure most efficiently, taking into account cost, liquidity, and the tax consequences to the Fund. The Fund typically utilizes customized call and put exchange-traded options contracts, referred to as Flexible Exchange Options (“FLEX Options”). FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style, and expiration date. In addition to FLEX Options, the Fund may use other listed options that reference an Equity ETF or index with similar investment exposure.
Through the combined effects of the equity sleeve and the derivatives sleeve, New Lantern and Arin seek to achieve exposure to enable the Fund, under normal market conditions, to participate in roughly half of the return of the U.S. large-capitalization equity market over time, and to experience lower volatility than that market. There can be no guarantee that the Fund will be successful in achieving such exposure. The Fund’s actual participation in market returns will vary continuously as the reference asset level moves relative to the strike prices of the Fund’s options, and will decline significantly if the reference asset level falls below the strike prices of the Fund’s purchased put options. From time to time, market conditions may cause the Fund to roll one or more tranches earlier than scheduled, or to roll more than one tranche at a time.
General Portfolio Information
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund holds cash and cash equivalents, including money market funds and short-term U.S. Treasury obligations, in connection with its derivatives positions. These holdings are used to satisfy margin and collateral requirements and to settle derivatives transactions as positions are rolled.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, other ETFs that, in turn, invest at least 80% of their assets in equity securities (“Equity ETFs”), or derivative instruments that reference equity securities or an Equity ETF.